Financial information by segments (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of operating segments [abstract]
Schedule of Information by Region
	Year ended December 31, 2020
	Mexico	USA	Brazil	Eliminations between segments		Total

Net sales	$19,660,889	$5,549,781	$10,659,259	$		$35,869,314
Cost of sales	15,459,258	5,677,638	8,075,253			29,211,724

Gross profit (loss)	4,201,631	(127,857)	2,583,806			6,657,590
Administrative expenses	(1,117,817)	(240,726)	(660,785)			(2,019,328)
Other income (expenses), net	(52,605)	(505,946)	11,854			(546,749)
Interest income	107,604	222	0			107,826
Interest expense	(5,108)	(16,104)	(66,007)		33,473	(53,746)
Exchange rate gain (loss), net	483,822	(1,510)	1,096,416		(1,215,564)	363,164

Income (loss) before income taxes	2,755,145	123,001	748,744		1,249,037	4,875,927
Income taxes	1,747,568	118,926	211,350			2,077,844

Net income (loss) for the year	$1,007,577	$4,075	$537,394		$1,249,037	$2,798,083

Depreciation and amortization	$693,362	$332,186	$426,723			$1,452,271

Total assets	33,386,043	9,237,831	5,807,121		$(2,927,348)	45,503,647

Total liabilities	6,944,579	4,797,682	3,670,075		(2,927,348)	12,484,988

Acquisitions of property, plant and equipment	278,700	41,054	631,451			951,205

	Year ended December 31, 2019
	Mexico	USA	Brazil	Eliminations between segments		Total

Net sales	$18,530,672	$7,120,360	$8,520,169	$		$34,171,201
Cost of sales	14,934,575	7,752,776	7,379,790			30,067,141

Gross profit (loss)	3,596,097	(632,416)	1,140,379			4,104,060
Administrative expenses	848,495	267,756	521,174			1,637,425
Other income (expenses), net	175,412	(71,324)	32,494			136,582
Interest income	145,729	266	0			145,995
Interest expense	3,438	(84,621)	(110,919)		137,053	(55,049)
Exchange rate gain (loss), net	628,044	(2,745)	177,314		(18,030)	784,583

Income (loss) before income taxes	2,093,313	(910,458)	298,478		155,083	1,636,416
Income taxes	3,505,015	(236,598)	7,857			3,276,274

Net income (loss) for the year	$(1,411,702)	$(673,860)	$290,621		$155,083	$(1,639,858)

Depreciation and amortization	$577,048	$260,760	$270,821		$1,108,629

Total assets	32,935,743	8,419,771	6,002,701	$(3,343,456)	44,014,759

Total liabilities	7,253,713	4,219,817	3,274,908	(3,343,456)	11,404,982

Acquisitions of property, plant and equipment	785,818	278,467	207,135		1,271,420

	Year ended December 31, 2018
	Mexico	USA	Brazil	Eliminations between segments		Total

Net sales	$20,507,794	$9,246,444	$5,924,015	$		$35,678,253
Cost of sales	15,715,761	9,294,352	5,553,202			30,563,315

Gross profit (loss)	4,792,033	(47,908)	370,813			5,114,938
Administrative expenses	592,218	267,905	219,889			1,080,012
Other income (expenses), net	11,367	3,685				15,052
Interest income	307,279	5,542				312,821
Interest expense	52,226	(99,985)	(103,141)		134,389	(16,511)
Exchange rate gain (loss), net	445,289	7,522	(602,747)		3,040	(146,896)

Income (loss) before income taxes	5,015,976	(399,049)	(554,964)		137,429	4,199,392
Income taxes	905,482	7,145	(160,165)			752,462

Net income (loss) for the year	$4,110,494	$(406,194)	$(394,799)		$137,429	$3,446,930

Depreciation and amortization	$587,407	$268,635	$256,376			$1,112,418

Total assets	40,617,874	10,181,967	6,733,362		$(8,679,380)	48,853,823

Total liabilities	8,458,465	10,815,692	2,750,043		(8,679,380)	13,344,820

Acquisitions of property, plant and equipment	1,552,587	433,154	8,724			1,994,465

Schedule of Information on Products

Information on products:

	Year ended December 31,
	2 0 2 0	2 0 1 9	2 0 1 8
Light structural	$1,529,216	$1,396,632	$1,654,720
Structural	3,677,441	3,304,178	2,441,079
Bars	2,061,053	2,220,264	1,575,291
Rebar	14,081,399	12,370,490	12,363,530
Flat rebar	1,851,960	1,833,576	2,271,347
Hot rolled bars	7,548,939	8,226,613	9,549,286
Cold drawn bars	2,139,938	3,102,544	3,779,385
Others	2,989,368	1,716,904	2,043,615
	$35,879,314	$34,171,201	$35,678,253

Schedule of Information About Geographical Areas

Information about geographical areas:

	Year ended December 31,
	2 0 2 0	2 0 1 9	2 0 1 8
Mexico	$18,122,828	$17,873,633	$20,421,529
USA	6,555,642	7,544,078	8,975,585
Brazil	10,608,151	8,500,592	5,932,297
Canada	311,761	175,686	267,606
Latin America	253,096	60,672	60,578
Other (Europe and Asia)	17,836	16,540	20,658
	$35,869,314	$34,171,201	$35,678,253